                             SUNAMERICA SERIES TRUST
              Supplement to the Statement of Additional Information
                            Dated September 13, 2005


Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, chart should be supplemented with the following:

                                         ---------------------------------------------------------------------------
                                                                       OTHER ACCOUNTS
                                                                  (As of January 31, 2006)
                                         ---------------------------------------------------------------------------
                                          Registered Investment      Pooled Investment
                                                Companies                 Vehicles              Other Accounts
------------------ --------------------- ------------------------ ------------------------- ------------------------
                                                       Assets                 Total Assets              Total Assets
    Advisers/                             No. of        (in         No. of        (in         No. of        (in
   Subadviser       Portfolio Managers   Accounts    $millions)    Accounts    $millions)    Accounts    $millions)
------------------ --------------------- ---------- ------------- ---------- -------------- ---------- -------------
SAAMCo             Massey, John              5         558.2         --           --           --           --
------------------ --------------------- ---------- ------------- ---------- -------------- ---------- -------------

Dated:  March 22, 2006